Revenue earning devices consisted of the following: (Details) - USD ($)	Nov. 30, 2022	Feb. 28, 2022	Feb. 28, 2021
Revenue Earning Devices
Revenue earning devices	$ 1,768,818	$ 1,143,724	$ 500,173
Less: Accumulated depreciation	(676,615)	(434,661)	$ (226,459)
	$ 1,092,203	$ 709,063